                                   [PICTURE]






                                                               LIBERTY NEW YORK
                                                                TAX-EXEMPT FUND

                                                                 ANNUAL REPORT
                                                               JANUARY 31, 2002




                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.


For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

PRESIDENT'S LETTER

[KEITH BANKS PHOTO]

Dear Shareholder:

The Federal Reserve Board's aggressive interest rate cuts -- its response to a slowing economy -- and a volatile stock market provided support for bonds during the year ended January 31, 2002. During this period, the nation's central bank brought a key short-term interest rate -- the federal funds rate -- down from 5.5% to 1.75%, its lowest point ever in the past 40 years.

     For a second consecutive year, municipal bonds were solid performers. The environment was generally more favorable for corporate and government agency bonds, as investors focused on their attractive values. However, the positive returns generated by municipal bonds helped offset the disappointment of a sagging stock market and historically low yields on money market funds.

     As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial was completed on November 1, 2001. Although the ownership of the investment advisor has changed, your fund will continue to be guided by the same investment principles and the same portfolio manager that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks

President

Liberty Funds

   MEET THE PRESIDENT

         Keith T. Banks is chief investment officer of FleetBoston Financial and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc.

         Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US Equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US Equity Research and global head of Research.

    NET ASSET VALUE PER SHARE 1/31/02 ($)
               CLASS A      7.43
               CLASS B      7.43
               CLASS C      7.43

    DISTRIBUTIONS DECLARED PER SHARE 2/1/01-1/31/02 ($)
               CLASS A     0.325
               CLASS B     0.271
               CLASS C     0.292

   A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


                                 Not FDIC    May Lose Value
                                 Insured     No Bank Guarantee


As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

PERFORMANCE INFORMATION

Value of a $10,000 investment
1/31/92-1/31/02

 PERFORMANCE OF A $10,000 INVESTMENT
 1/31/92-1/31/02 ($)

                        without          with
                         sales          sales
                        charge          charge
 -----------------------------------------------
 Class A                 18,693         17,805
 -----------------------------------------------
 Class B                 17,413         17,413
 -----------------------------------------------
 Class C                 18,319         18,319

[Performance Graph]

                                                 CLASS A SHARES WITHOUT     CLASS A SHARES WITH SALES        LEHMAN BROTHERS
                                                      SALES CHARGE                   CHARGE               MUNICIPAL BOND INDEX
                                                 ----------------------     -------------------------     --------------------
1/1992                                                  10000.00                     9525.00                    10000.00
                                                        10165.00                     9682.16                    10096.00
                                                        10796.30                    10283.40                    10697.70
                                                        10586.80                    10083.90                    10557.60
1/1993                                                  11049.40                    10524.60                    10983.10
                                                        11438.40                    10895.10                    11373.00
                                                        11699.20                    11143.50                    11642.50
                                                        12104.00                    11529.00                    12044.20
1/1994                                                  12370.30                    11782.70                    12329.60
                                                        11515.50                    10968.50                    11619.40
                                                        11772.30                    11213.10                    11862.30
                                                        11315.50                    10778.00                    11520.60
1/1995                                                  11708.20                    11152.00                    11891.60
                                                        12225.70                    11644.90                    12392.20
                                                        12424.90                    11834.80                    12796.20
                                                        12913.20                    12299.90                    13230.00
1/1996                                                  13462.00                    12822.60                    13681.20
                                                        13089.10                    12467.40                    13377.40
                                                        13316.90                    12684.30                    13641.00
                                                        13641.80                    12993.80                    13984.70
1/1997                                                  13834.20                    13177.10                    14207.10
                                                        13889.50                    13229.80                    14265.30
                                                        14682.60                    13985.20                    15039.90
                                                        14776.60                    14074.70                    15172.30
1/1998                                                  15315.90                    14588.40                    15644.10
                                                        15172.00                    14451.30                    15592.50
                                                        15551.30                    14812.60                    15941.80
                                                        15992.90                    15233.20                    16389.80
1/1999                                                  16328.80                    15553.10                    16684.80
                                                        16248.70                    15476.90                    16676.40
                                                        15866.90                    15113.20                    16401.30
                                                        15367.10                    14637.20                    16099.50
1/2000                                                  15291.80                    14565.40                    16078.60
                                                        15836.20                    15084.00                    16522.30
                                                        16468.00                    15685.80                    17107.20
                                                        16848.50                    16048.20                    17469.90
1/2001                                                  17675.70                    16836.10                    18215.80
                                                        17553.80                    16720.00                    18237.70
                                                        18380.50                    17507.50                    18832.30
                                                        18812.50                    17918.90                    19304.90
1/2002                                                  18693.20                    17805.30                    19289.50

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.
Average annual total return as of 1/31/02 (%)

Share class                                               A                    B                    C
Inception date                                         9/26/86              8/4/92               8/1/97
-------------------------------------------------------------------------------------------------------------
                                                  without     with     without     with     without     with
                                                   sales     sales      sales     sales      sales     sales
                                                  charge     charge    charge     charge    charge     charge
-------------------------------------------------------------------------------------------------------------
1-year                                             5.75       0.73      4.99      -0.01      5.29       4.29
-------------------------------------------------------------------------------------------------------------
5-year                                             6.21       5.18      5.41       5.08      5.78       5.78
-------------------------------------------------------------------------------------------------------------
10-year                                            6.46       5.94      5.70       5.70      6.24       6.24

Average annual total return as of 12/31/01 (%)

Share class                                               A                    B                    C
-------------------------------------------------------------------------------------------------------------
                                                  without     with     without     with     without     with
                                                   sales     sales      sales     sales      sales     sales
                                                  charge     charge    charge     charge    charge     charge
-------------------------------------------------------------------------------------------------------------
1-year                                             4.08      -0.87      3.30      -1.67      3.61       2.61
-------------------------------------------------------------------------------------------------------------
5-year                                             5.76       4.74      4.97       4.64      5.35       5.35
-------------------------------------------------------------------------------------------------------------
10-year                                            6.18       5.66      5.44       5.44      5.97       5.97

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

      SEC YIELDS AS OF 1/31/02 (%)

       Class A                  4.11
       Class B                  3.56
       Class C                  3.86

       THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S
       EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN
       ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE
       AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS
       AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES,
       THE SEC YIELD WOULD HAVE BEEN 3.82%, 3.26% AND
       3.26% FOR CLASS A, B AND C SHARES, RESPECTIVELY.

      TAXABLE-EQUIVALENT SEC YIELDS
      AS OF 1/31/02 (%)

       Class A                  7.19
       Class B                  6.22
       Class C                  6.75

       TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE
       COMBINED MAXIMUM EFFECTIVE 42.81% FEDERAL AND
       STATE INCOME TAX RATE. THIS TAX RATE DOES NOT
       REFLECT THE PHASEOUT OF EXEMPTIONS OR THE
       REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT
       OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN
       LEVELS.

      BOUGHT
      ------------------------------------------------------------
      New York City Municipal Water & Sewer Finance Authority, paying no interest until maturity in 2017 (1.4% of net assets). We purchased these high-quality zero-coupon bonds because of their intermediate duration, which, along with their call protection, can help position the fund in keeping with our outlook.

      SOLD
      ------------------------------------------------------------
      Puerto Rico Electric Power Authority 4.5% 7/01/18. While this intermediate revenue-backed issue is of medium quality, we sold it because it had become callable within six years and therefore was more exposed to redemption risk.


PORTFOLIO MANAGER'S REPORT

Although the past 12 months have been extraordinarily difficult for the economy, the nation and the stock markets, it was another positive year for bonds. Municipal bonds lagged corporate and government agency bonds. However, for the 12 months ended January 31, 2002, Liberty New York Tax-Exempt Fund class A shares delivered a total return of 5.75%, without a sales charge. That was slightly lower than the Lehman Brothers Municipal Bond Index, which returned 5.90%. However, fund performance was better than the average of its peer group, the Lipper New York Municipal Debt Funds Category average,(1) which returned 4.66% for the same period.

SHORT RATES DOWN, BUT NOT LONGER ONES

We began the year with a portfolio duration longer than our benchmark index, which reflected our expectation that economic growth would slow gradually and interest rates would come down. (Duration is a measure of a bond's sensitivity to changes in interest rates.) As a result of our outlook, we maintained our focus on bonds in the 10- to 20-year maturity range, which are intermediates and longer-term bonds.

     However, short-term interest rates came down farther and faster than we expected as the Federal Reserve Board reduced the federal funds rate 10 times during the period. (The federal funds rate is the rate member banks pay to borrow funds.) In fact, short rates fell so much as to cause concern over a potential inflationary economic recovery, which kept intermediate and longer-term interest rates from falling with short rates. Toward the end of the fund's fiscal year, many investment-grade municipal bonds experienced steep price corrections, as investors became more optimistic about the economy and shifted their focus to the stock market.

CAUTIOUS OUTLOOK FOR NEW YORK

New York State's economy was weakening well before the events of September 11th accelerated the slowdown. The manufacturing sector is feeling the effects of the national recession, recently posting job losses to increase the state's overall unemployment rate one percentage point to 5.4%.

     We recognize that New York faces major challenges ahead and expect more issuance of New York issues and some pressure yields in New York relative to other municipals. While it is difficult to

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

predict longer-term economic outcomes, we are confident that New York's public and private constituencies will meet the challenge of restoring the state's financial position.

INVESTMENT STRATEGY FAVORS MODESTLY
POSITIVE OUTLOOK

Although we expect the economy to recover in 2002, we do not expect robust growth. Nor do we expect rising inflation. In this environment, we intend to focus on high-quality bonds of intermediate and long-term duration and with good call protection. Bond structure -- maturity, coupon and credit quality -- is the key determinant of performance, and we will continue to pay close attention to each of these factors in analyzing and buying bonds. In addition, we are taking steps to reduce direct portfolio concentrations of uninsured general obligation bonds.

/s/ GARY SWAYZE
Gary Swayze

Gary Swayze is portfolio manager of Liberty New York Tax-Exempt Fund and a senior vice president of Colonial Management Associates, Inc.

Tax exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

MATURITY BREAKDOWN (%)
[BAR CHART]

                                                                       AS OF 1/31/02                      AS OF 1/31/01
                                                                       -------------                      -------------
0-7 years                                                                    0.7                                  1
7-10 years                                                                  11.5                                6.6
10-15 years                                                                 27.6                                 22
15-20 years                                                                 36.6                               29.4
20-25 years                                                                  9.9                                 18
25 years and over                                                           11.8                               15.2
Cash equivalent                                                              1.9                                7.8


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.


QUALITY BREAKDOWN  AS OF 1/31/02 (%)
[PERFORMANCE PIE CHART]

AAA                                                                              40.3
AA                                                                               33.0
A                                                                                 9.1
BBB                                                                               6.9
Non-rated                                                                         8.8
Cash and equivalents                                                              1.9


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

 INVESTMENT PORTFOLIO

January 31, 2002

MUNICIPAL BONDS -- 97.2%                           PAR            VALUE
----------------------------------------------------------------------------
EDUCATION -- 9.2%
EDUCATION -- 9.2%
New York City Industrial Development Agency
  Civic Facilities Revenue, Marymount School
  Academy,
    5.125% 09/01/21                            $    625,000   $      595,644
  New York University:
    5.375% 07/01/16                                 500,000          523,485
  Series 1985,
    7.800% 12/01/05                                  15,000           15,378
  New York University:
  Series 1998 A,
    5.750% 07/01/27                               2,000,000        2,203,660
  Series 2001,
    5.500% 07/01/15                                 425,000          456,977
  Pace University,
    6.500% 07/01/11                               1,000,000        1,176,470
  Pratt Institute,
  Series 1999,
    6.000% 07/01/24                               1,000,000        1,072,770
  University of New York,
  Series 2001 I,
    5.500% 07/01/14                                 945,000        1,034,114
  University of Rochester,
  Series 2000,
    (a) 07/01/14                                  1,000,000          672,240
    (5.700% 07/01/10)
  Yeshiva University,
  Series 2001,
    5.375% 07/01/15                                 400,000          423,772
Tompkins County Industrial Development
  Agency, Cornell University,
  Series 2000,
    5.625% 07/01/20                               1,000,000        1,054,890
                                                              --------------
                                                                   9,229,400
                                                              --------------
----------------------------------------------------------------------------

HEALTH CARE -- 7.5%
CONGREGATE CARE RETIREMENT -- 1.7%
State Dormitory Authority, Miriam Osborn
  Memorial Home,
  Series 2000 B,
    6.875% 07/01/19                               1,000,000        1,124,470
Suffolk County Industrial Development Agency,
  Jefferson Ferry,
  Series 1999 A,
    7.200% 11/01/19                                 600,000          626,250
                                                              --------------
                                                                   1,750,720
                                                              --------------

                                                   PAR            VALUE
----------------------------------------------------------------------------
HOSPITALS -- 4.5%
New York City Industrial Development Agency,
  Parking Facility Revenue, Royal Charter,
  Presbyterian,
    5.375% 12/15/16                            $  1,000,000   $    1,057,090
State Dormitory Authority: Mount Sinai Health
  Obligation Group,
  Series 2000,
    6.000% 07/01/11                               1,500,000        1,625,835
  New Island Hospital,
  Series 1999 A,
    5.750% 07/01/19                               1,215,000        1,288,167
Yonkers Industrial Development Agency, St.
  Johns Riverside Hospital,
  Series 2001 A,
    6.800% 07/01/16                                 500,000          511,870
                                                              --------------
                                                                   4,482,962
                                                              --------------

NURSING HOME -- 1.3%
Essex County Industrial Development Agency,
  Moses Ludington Nursing Home,
  Series 2000,
    6.200% 02/01/30(b)                            1,250,000        1,359,512
                                                              --------------
----------------------------------------------------------------------------

HOUSING -- 5.8%
ASSISTED LIVING/SENIOR -- 3.8%
Glen Cove Housing Authority,
  8.250% 10/01/26                                 1,000,000        1,053,750
Huntington Housing Authority, Gurwin Jewish
  Senior Center,
  Series 1999,
    5.875% 05/01/19                               1,500,000        1,338,750
Mount Vernon Industrial Development Agency,
  Series 1999:
    6.150% 06/01/19                               1,000,000          895,000
    6.200% 06/01/29                                 615,000          530,438
                                                              --------------
                                                                   3,817,938
                                                              --------------
MULTI-FAMILY -- 2.0%
Hudson Housing Development Corp., Providence
  Hall-Schuyler Court Project,
  Series 1992 A,
    6.500% 01/01/22                                 750,000          762,877

See notes to investment portfolio.
 4

January 31, 2002

MUNICIPAL BONDS (CONTINUED)                        PAR            VALUE
----------------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
Nyack Housing Assistance Corp., Nyack Plaza
  Apartments,
    7.375% 06/01/21                            $  1,016,006   $    1,017,632
State Housing Finance Agency,
  Series 1989 B,
    7.550% 11/01/29                                 230,000          231,727
                                                              --------------
                                                                   2,012,236
                                                              --------------
----------------------------------------------------------------------------

INDUSTRIAL -- 2.2%
FOREST PRODUCTS -- 0.5%
Essex County Industrial Development Agency,
  International Paper Corp.,
  Series 1999 A,
    6.450% 11/15/23                                 500,000          517,165
                                                              --------------

MANUFACTURING -- 0.7%
Monroe County Industrial Development Agency,
  Yorkmill Realty Association,
  Series 1986,
    9.500% 12/01/06                                 670,000          681,517
                                                              --------------

OIL AND GAS -- 1.0%
State Energy Research & Development
  Authority, Central Hudson Gas & Electric
  Corp.,
  Series 1999,
    5.450% 08/01/27                               1,000,000        1,022,310
                                                              --------------
----------------------------------------------------------------------------

OTHER -- 3.1%
OTHER -- 0.5%
Counties Tobacco Trust II, Tobacco Settlement
  Pass Through Bonds,
  Series 2001,
    5.750% 06/01/43                                 500,000          503,440
                                                              --------------

POOL/BOND BANK -- 2.1%
State Environmental Facilities Corp.,
  Series 2001,
    5.250% 11/15/15                               2,000,000        2,097,240
                                                              --------------

                                                   PAR            VALUE
----------------------------------------------------------------------------

REFUNDED/ESCROWED(C) -- 0.5%
State Dormitory Authority, State University
  of New York,
  Series 1990 B,
    7.500% 05/15/11                            $    405,000   $      504,059
                                                              --------------
----------------------------------------------------------------------------

OTHER REVENUE -- 2.6%
RECREATION -- 2.6%
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998 A,
    5.250% 11/01/18                                 500,000          486,385
New York City Cultural Trust, American Museum
  of Natural History,
  Series 1999 A,
    5.750% 07/01/29                               2,000,000        2,104,740
                                                              --------------
                                                                   2,591,125
                                                              --------------
----------------------------------------------------------------------------

RESOURCE RECOVERY -- 1.0%
RESOURCE RECOVERY -- 1.0%
Niagara County Industrial Development Agency,
  Solid Waste Disposal Revenue, American
  Refining Fuel Co.,
  Series 2001 C,
    5.625% 11/15/24                               1,000,000        1,029,670
                                                              --------------
----------------------------------------------------------------------------

TAX-BACKED -- 44.9%
LOCAL APPROPRIATED -- 1.1%
State Dormitory Authority,
  Judicial Facilities,
  Series 1991 A,
    9.500% 04/15/14                                 100,000          114,727
State Dormitory Authority Lease Rev,
  Municipal Health Facilities,
  Series 1,
    5.500% 01/15/13                                 500,000          540,150
Westchester County,
  Series 1998,
    (d) 08/01/19                                  1,200,000          491,184
                                                              --------------
                                                                   1,146,061
                                                              --------------

See notes to investment portfolio.

January 31, 2002

MUNICIPAL BONDS (CONTINUED)                          PAR            VALUE
----------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS -- 5.0%
Brockport Central School District,
    5.500% 06/15/14                            $    560,000   $      612,657
Buffalo School,
  Series D,
    5.500% 12/15/13                                 620,000          676,699
City of Yonkers,
  Series 1999 A,
    4.500% 12/01/17                               1,000,000          943,600
New York City:
  Series 2001 H,
    5.250% 03/15/15                               1,750,000        1,791,300
  Series A,
    5.250% 11/01/11                               1,000,000        1,044,940
                                                              --------------
                                                                   5,069,196
                                                              --------------
SPECIAL NON-PROPERTY TAX -- 20.5%
Metropolitan Transportation Authority,
  Series 1998 A,
    4.500% 04/01/18                               2,000,000        1,896,260
New York City Transitional Finance Authority:
  Series 1998 C,
    4.750% 05/01/23                               3,000,000        2,812,710
  Future Tax Secured,
  Series B,
    5.250% 05/01/15                               1,000,000        1,048,510
State Local Government Assistance Corp.:
  Series 1993 C,
    5.500% 04/01/17                               2,100,000        2,259,285
  Series 1993 E:
    5.000% 04/01/21                               6,650,000        6,649,535
    6.000% 04/01/14                               3,945,000        4,486,530
  Series 1998 A,
    4.500% 04/01/17                               1,525,000        1,442,955
                                                              --------------
                                                                  20,595,785
                                                              --------------
STATE APPROPRIATED -- 16.0%
State Dormitory Authority:
  Series 1993 A,
    5.500% 05/15/13                               3,500,000        3,832,885
  City University:
  Series 1990 C,
    7.500% 07/01/10                               1,500,000        1,749,465
  Series 1993 A,
    6.000% 07/01/20                               2,000,000        2,254,340
  Mental Health Services Facilities,
  Series 1998 D,
    4.750% 02/15/25                               1,000,000          931,070

                                                   PAR            VALUE
----------------------------------------------------------------------------
  State University:
  Series 1998 B,
    4.500% 05/15/20                            $  1,000,000   $      922,400
  Series 1999,
    5.250% 05/15/18                               1,000,000        1,024,690
  Series 2000 C,
    5.750% 05/15/17                               1,000,000        1,107,740
  University of New York,
  Series 1990 B,
    7.500% 05/15/11                                 845,000          999,077
State Urban Development Corp.:
  Series 1993 A,
    5.500% 01/01/14                               1,000,000        1,091,420
  Series 2000 D,
    5.000% 01/01/12                               1,000,000        1,050,600
Triborough Bridge & Tunnel Authority, Javits
  Convention Center Project,
  Series E,
    7.250% 01/01/10                               1,000,000        1,154,340
                                                              --------------
                                                                  16,118,027
                                                              --------------
STATE GENERAL OBLIGATION -- 2.3%
Puerto Rico Aqueduct & Sewer Authority,
  Series 1995,
    6.250% 07/01/12                               2,000,000        2,286,640
                                                              --------------
----------------------------------------------------------------------------
TRANSPORTATION -- 12.0%
AIRPORT -- 1.8%
New York City Industrial Development Agency,
  Series 2001 A:
    5.500% 07/01/28                               1,000,000          869,970
    6.000% 07/01/27                               1,000,000          940,510
                                                              --------------
                                                                   1,810,480
                                                              --------------
TOLL FACILITIES -- 6.1%
State Thruway Authority:
  Highway & Bridging Trust Fund:
  Series B,
    5.250% 04/01/15                                 500,000          523,110
  Series 1999 A,
    5.125% 04/01/13                               1,500,000        1,573,335
  Series 2000 A,
    5.750% 04/01/17                               1,000,000        1,079,420
  Series 2000 B,
    5.500% 04/01/10                               1,000,000        1,096,270

See notes to investment portfolio.
 6

January 31, 2002

MUNICIPAL BONDS (CONTINUED)                         PAR            VALUE
----------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
TOLL FACILITIES (CONTINUED)
Triborough Bridge & Tunnel Authority:
  Series 1993 B,
    5.000% 01/01/20                            $    500,000   $      505,300
  Series Y,
    5.500% 01/01/17                               1,300,000        1,403,298
                                                              --------------
                                                                   6,180,733
                                                              --------------
TRANSPORTATION -- 4.1%
Port Authority of New York & New Jersey:
  Series 85,
    5.375% 03/01/28                               2,000,000        2,017,580
  KIAC Partners,
  Series 1996 IV,
    6.750% 10/01/19                               2,000,000        2,067,500
                                                              --------------
                                                                   4,085,080
                                                              --------------
----------------------------------------------------------------------------
UTILITY -- 8.9%
INDEPENDENT POWER PRODUCER -- 1.4%
New York City Industrial Development Agency,
  Brooklyn Navy Yard Partners,
  Series 1997,
    6.200% 10/01/22                                 750,000          777,502
Suffolk County Industrial Development Agency,
  Nissequogue Cogen Partners,
  Series 1998,
    5.500% 01/01/23                                 650,000          607,750
                                                              --------------
                                                                   1,385,252
                                                              --------------
INVESTOR OWNED -- 1.7%
State Energy Research & Development
  Authority,
  Series 1993 B, IFRN, (variable rate),
  Brooklyn Union Gas Co.,
  Series 1993 A,
    10.880% 04/01/20                              1,500,000        1,721,250
                                                              --------------
MUNICIPAL ELECTRIC -- 2.2%
Long Island Power Authority,
  Series 2000 A:
    (d) 06/01/15                                  1,500,000          796,935
    (d) 06/01/18                                  1,000,000          440,010
Puerto Rico Electric Power Authority,
  Series 1998 DD,
    4.500% 07/01/19                               1,000,000          943,380
                                                              --------------
                                                                   2,180,325
                                                              --------------

                                                   PAR            VALUE
----------------------------------------------------------------------------
WATER & SEWER -- 3.6%
Albany Municipal Water Finance Authority,
  Series 2000 A,
    6.375% 12/01/17                            $    200,000   $      226,206
New York City Municipal Water & Sewer Finance
  Authority:
  Series 1998 D:
    4.750% 06/15/25 (b)                           1,000,000          934,340
    4.750% 06/15/25                               1,200,000        1,121,208
  Series 2001 D,
    (d) 06/15/17                                  3,000,000        1,389,510
                                                              --------------
                                                                   3,671,264
                                                              --------------
TOTAL MUNICIPAL BONDS (cost of $92,036,066)                       97,849,387
                                                              --------------
SHORT-TERM OBLIGATIONS -- 1.9%
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES -- 1.9% (e)
IA State Finance Authority, Village Court
  Association Project,
  Series 1985 A,
    1.350% 11/01/15                                 100,000          100,000
IL Sauget, Monsanto Co.,
  Series 1993,
    1.650% 05/01/28                                 200,000          200,000
KS State Development Finance Authority,
  Series 2000,
    1.500% 05/15/26                                 200,000          200,000
MN Minneapolis,
  Series 1994 A,
    1.200% 12/01/05                                 400,000          400,000
MO State Development Finance Board, St. Louis
  Convention Center,
  Series 2000,
    1.550% 12/01/20                                 100,000          100,000
MS Jackson County, Chevron U.S.A., Inc.,
  Project,
    1.500% 12/01/16                                 300,000          300,000
NE State Educational Finance Authority,
  Creighton University,
  Series 2001,
    1.450% 08/01/31                                 400,000          400,000

See notes to investment portfolio.

January 31, 2002


Short-Term Obligations
     (continued)                                    Par            Value
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
WI State Health & Educational Facilities
  Authority Riverview Hospital Association,
    1.550% 10/01/30                            $    200,000   $      200,000
                                                              --------------

TOTAL SHORT-TERM OBLIGATIONS (cost of $1,900,000)                  1,900,000
                                                              --------------

TOTAL INVESTMENTS -- 99.1% (cost of $93,936,066)(f)               99,749,387
                                                              --------------


OTHER ASSETS & LIABILITIES, NET - 0.9%                               932,996
                                                              --------------
NET ASSETS - 100.0%                                           $  100,682,383
                                                              --------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will be accruing this rate.

(b) These securities, or a portion thereof, with a market value of $711,882, are being used to collateralize open futures contracts.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(d)  Zero coupon bond.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support documents. The rates listed are as of January 31, 2002.

(f) Cost for federal income tax purposes is $93,654,197. The difference between cost for generally accepted accounting principals and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contract open on January 31, 2002:

                          PAR VALUE                  UNREALIZED
                          COVERED BY   EXPIRATION   DEPRECIATION
          TYPE            CONTRACTS      MONTH      AT 01/31/02
----------------------------------------------------------------
30 Year U.S. Treasury
  Bond                    $2,200,000     March        $(2,089)
                                                      -------

  Acronym               Name
  -------    --------------------------
   IFRN      Inverse Floating Rate Note

See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

January 31, 2002

ASSETS:
Investments, at cost                       $ 93,936,066
                                           ------------
Investments, at value                      $ 99,749,387
Cash                                             37,116
Receivable for:
  Fund shares sold                              204,071
  Interest                                    1,114,514
  Expense reimbursement due from Advisor         24,105
Deferred Trustees' compensation plan              3,711
Other assets                                      1,688
                                           ------------
    Total Assets                            101,134,592
                                           ------------
LIABILITIES:
Payable for:
  Fund shares repurchased                       170,445
  Futures variation margin                        7,563
  Distributions                                 162,476
  Management fee                                 41,836
  Transfer agent fee                             18,774
  Bookkeeping fee                                 3,777
  Trustees' fee                                     207
Deferred Trustees' fee                            3,711
Other liabilities                                43,420
                                           ------------
    Total Liabilities                           452,209
                                           ------------
NET ASSETS                                 $100,682,383
                                           ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $ 95,525,595
Undistributed net investment income             325,453
Accumulated net realized loss                  (979,897)
Net unrealized appreciation
  (depreciation) on:
  Investments                                 5,813,321
  Futures contracts                              (2,089)
                                           ------------
NET ASSETS                                 $100,682,383
                                           ------------
CLASS A:
Net assets                                 $ 60,165,357
Shares outstanding                            8,101,191
                                           ------------
Net asset value and redemption price per
  share                                    $       7.43(a)
                                           ------------
Maximum offering price per share
  ($7.43/0.9525)                           $       7.80(b)
                                           ------------
CLASS B:
Net assets                                 $ 36,408,940
Shares outstanding                            4,901,529
                                           ------------
Net asset value, offering and redemption
  price per share                          $       7.43(a)
                                           ------------
CLASS C:
Net assets                                 $  4,108,086
Shares outstanding                              553,075
                                           ------------
Net asset value, offering and redemption
  price per share                          $       7.43(a)
                                           ------------

 STATEMENT OF OPERATIONS

For the Year Ended January 31, 2002

INVESTMENT INCOME:
Interest                                      $5,157,215
EXPENSES:
Management fee                                   477,724
Distribution fee:
  Class B                                        280,831
  Class C                                         17,859
Service fee                                      177,219
Bookkeeping fee                                   43,020
Transfer agent fee                               146,301
Trustees' fee                                      9,431
Custody fee                                        3,025
Other expenses                                    97,525
                                              ----------
      Total Expenses                           1,252,935
Fees and expenses waived by
  Advisor                                       (200,894)
Fees waived by
  Distributor -- Class C                          (7,161)
Custody earnings credit                           (1,860)
                                              ----------
  Net Expenses                                 1,043,020
                                              ----------
Net Investment Income                          4,114,195
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
  Investments                                    258,289
  Futures contracts                              448,560
                                              ----------
    Net realized gain                            706,849
                                              ----------
Net change in unrealized
  appreciation/depreciation on:
  Investments                                     92,130
  Futures contracts                               (2,089)
                                              ----------
  Net change in unrealized
    appreciation/depreciation                     90,041
                                              ----------
Net Gain                                         796,890
                                              ----------
Net Increase in Net Assets from
  Operations                                  $4,911,085
                                              ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED JANUARY 31,
                                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS:                                 2002             2001
-------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                         $  4,114,195     $  4,070,282
Net realized gain on investments and futures contracts             706,849          313,900
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                 90,041        7,956,796
                                                              ------------     ------------
  Net Increase from Operations                                   4,911,085       12,340,978
                                                              ------------     ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                       (2,450,247)      (2,264,495)
  Class B                                                       (1,360,282)      (1,847,339)
  Class C                                                          (93,515)         (26,650)
                                                              ------------     ------------
Total Distributions Declared to Shareholders                    (3,904,044)      (4,138,484)
                                                              ------------     ------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                 22,883,526        8,706,349
  Distributions reinvested                                       1,184,436        1,061,926
  Redemptions                                                  (12,242,320)      (9,661,773)
                                                              ------------     ------------
    Net Increase                                                11,825,642          106,502
                                                              ------------     ------------
Class B:
  Subscriptions                                                 11,283,669        5,284,218
  Distributions reinvested                                         644,453          963,285
  Redemptions                                                  (16,932,705)     (13,951,878)
                                                              ------------     ------------
    Net Decrease                                                (5,004,583)      (7,704,375)
                                                              ------------     ------------
Class C:
  Subscriptions                                                  4,155,488          368,207
  Distributions reinvested                                          72,672           26,070
  Redemptions                                                   (1,040,937)        (204,408)
                                                              ------------     ------------
    Net Increase                                                 3,187,223          189,869
                                                              ------------     ------------
Net Increase (Decrease) from Share Transactions                 10,008,282       (7,408,004)
                                                              ------------     ------------
Total Increase in Net Assets                                    11,015,323          794,490
NET ASSETS:
Beginning of period                                             89,667,060       88,872,570
                                                              ------------     ------------
End of period (including undistributed net investment income of $325,453 and overdistributed net investment income of
  ($112,788), respectively)                                   $100,682,383     $ 89,667,060
                                                              ============     ============
CHANGES IN SHARES:
Class A:
  Subscriptions                                                  3,097,140        1,222,391
  Issued for distributions reinvested                              160,612          151,802
  Redemptions                                                   (1,659,421)      (1,376,807)
                                                              ------------     ------------
    Net Increase (Decrease)                                      1,598,331           (2,614)
                                                              ------------     ------------
Class B:
  Subscriptions                                                  1,518,833          747,510
  Issued for distributions reinvested                               87,070          137,828
  Redemptions                                                   (2,294,085)      (1,992,184)
                                                              ------------     ------------
    Net Decrease                                                  (688,182)      (1,106,846)
                                                              ------------     ------------
Class C:
  Subscriptions                                                    560,801           50,529
  Issued for distributions reinvested                                9,774            3,721
  Redemptions                                                     (140,061)         (29,610)
                                                              ------------     ------------
    Net Increase                                                   430,514           24,640
                                                              ------------     ------------

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

January 31, 2002

NOTE 1. ACCOUNTING POLICIES ORGANIZATION:

Liberty New York Tax-Exempt Fund, (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and New York state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At January 31, 2002, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                         Capital Loss
    Year of Expiration   Carryforward
    ------------------   ------------
           2004            $359,501
           2005              78,669
           2008              98,503
                           --------
                           $536,673
                           ========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $229,666 increase in cost of securities and a corresponding $229,666 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $52,439, decrease net unrealized appreciation by $52,203, and decrease net realized gain by $236. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements:

                   INCREASE (DECREASE)
  -----------------------------------------------------
                    UNDISTRIBUTED NET   ACCUMULATED NET
  PAID-IN CAPITAL   INVESTMENT INCOME    REALIZED LOSS
      $1,287             $(1,576)            $289

These differences are primarily due to discount and premium adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

Distributions paid from:
Tax-exempt income                      $3,904,044

As of January 31, 2002, the components of distributable earnings on a tax-basis were as follows:

Undistributed Income (tax exempt)      $   51,019
Capital loss carryforward                (536,673)
Unrealized appreciation                 6,095,190

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to tax treatment for the amortization of discount and the realization for tax purposes of unrealized gains on certain futures contracts.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

                                          Annual
Average Daily Net Assets                 Fee Rate
------------------------                 --------
First $2 billion                          0.50%
Over $2 billion                           0.45%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and

Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average daily net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $15,116 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $13,023, $94,348, and $6,138 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2002, the Fund's service fee was 0.19%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,860 of custody fees were reduced by balance credits during the year ended January 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION INVESTMENT ACTIVITY:

For the year ended January 31, 2002, purchases and sales of investments, other than short-term obligations, were $24,134,900 and $8,726,813, respectively.

Unrealized appreciation (depreciation) at January 31, 2002, based on cost of investments for federal income tax purposes was:

     Gross unrealized appreciation     $6,799,504
     Gross unrealized depreciation       (704,314)
                                       ----------
          Net unrealized appreciation  $6,095,190
                                       ==========

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Investment Portfolio for a summary of open futures contracts at January 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit for the year ended January 31, 2002.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JANUARY 31,
                                                         ---------------------------------------------------
CLASS A SHARES                                            2002         2001       2000      1999      1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  7.34        $  6.68   $   7.49   $  7.38   $  7.04
                                                         -------        -------   --------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.34(a)(b)     0.35(c)    0.35(c)   0.36      0.38
Net realized and unrealized gain (loss) on investments
  and futures contracts                                     0.07(b)        0.67      (0.81)     0.11      0.35
                                                         -------        -------   --------   -------   -------
Total from Investment Operations                            0.41           1.02      (0.46)     0.47      0.73
                                                         -------        -------   --------   -------   -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.32)         (0.36)     (0.35)    (0.35)    (0.38)
In excess of net investment income                            --             --         --     (0.01)       --
From capital paid in                                          --             --         --        --     (0.01)
                                                         -------        -------   --------   -------   -------
Total Distributions Declared to Shareholders               (0.32)         (0.36)     (0.35)    (0.36)    (0.39)
                                                         -------        -------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD                           $  7.43        $  7.34   $   6.68   $  7.49   $  7.38
                                                         =======        =======   ========   =======   =======
Total return(d)(e)                                         5.75%         15.58%    (6.34)%     6.61%    10.67%
                                                         =======        =======   ========   =======   =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(f)                                                0.79%          0.79%      0.79%     0.77%     0.67%
Net investment income(f)                                   4.61%(b)       5.02%      4.90%     4.78%     5.31%
Waiver/reimbursement                                       0.21%          0.22%      0.18%     0.16%     0.28%
Portfolio turnover rate                                       9%            18%        17%       28%       38%
Net assets, end of period (000's)                        $60,165        $47,733   $ 43,471   $55,348   $51,744

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JANUARY 31,
                                                          --------------------------------------------------
CLASS B SHARES                                             2002         2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  7.34      $  6.68   $  7.49   $  7.38   $  7.04
                                                          -------      -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.29(a)(b)   0.30(c)   0.29(c)   0.30      0.33
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      0.07(b)      0.67     (0.81)     0.12      0.35
                                                          -------      -------   -------   -------   -------
Total from Investment Operations                             0.36         0.97     (0.52)     0.42      0.68
                                                          -------      -------   -------   -------   -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.27)       (0.31)    (0.29)    (0.30)    (0.33)
In excess of net investment income                             --           --        --     (0.01)       --
From capital paid in                                           --           --        --        --     (0.01)
                                                          -------      -------   -------   -------   -------
Total Distributions Declared to Shareholders                (0.27)       (0.31)    (0.29)    (0.31)    (0.34)
                                                          -------      -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD                            $  7.43      $  7.34   $  6.68   $  7.49   $  7.38
                                                          =======      =======   =======   =======   =======
Total return(d)(e)                                          4.99%       14.74%   (7.04)%     5.80%     9.85%
                                                          =======      =======   =======   =======   =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(f)                                                 1.54%        1.54%     1.54%     1.52%     1.42%
Net investment income(f)                                    3.86%(b)     4.27%     4.15%     4.03%     4.56%
Waiver/reimbursement                                        0.21%        0.22%     0.18%     0.16%     0.28%
Portfolio turnover rate                                        9%          18%       17%       28%       38%
Net assets, end of period (000's)                         $36,409      $41,034   $44,747   $54,079   $52,313

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.80% to 3.86%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JANUARY 31,
                                                       ---------------------------------------------------
                   CLASS C SHARES                       2002        2001       2000       1999     1998(A)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 7.34      $  6.68    $  7.49    $ 7.38    $ 7.27
                                                       ------      -------    -------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.31(b)(c)   0.32(d)    0.31(d)   0.32      0.17
Net realized and unrealized gain (loss) on
  investments
  and futures contracts                                  0.07(c)      0.67      (0.81)     0.12      0.12
                                                       ------      -------    -------    ------    ------
Total from Investment Operations                         0.38         0.99      (0.50)     0.44      0.29
                                                       ------      -------    -------    ------    ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.29)       (0.33)     (0.31)    (0.32)    (0.18)
In excess of net investment income                         --           --         --     (0.01)       --
                                                       ------      -------    -------    ------    ------
Total Distributions Declared to Shareholders            (0.29)       (0.33)     (0.31)    (0.33)    (0.18)
                                                       ------      -------    -------    ------    ------
NET ASSET VALUE, END OF PERIOD                         $ 7.43      $  7.34    $  6.68    $ 7.49    $ 7.38
                                                       ------      -------    -------    ------    ------
Total return(e)(f)                                      5.29%       15.07%      (6.76)%   6.13%     4.04%(g)
                                                       ======      =======    =======    ======    ======
RATIOS TO AVERAGE NET ASSETS:
Expenses(h)                                             1.24%        1.24%      1.24%     1.22%     1.12%(i)
Net investment income(h)                                4.16%(c)     4.57%      4.45%     4.33%     4.72%(i)
Waiver/reimbursement                                    0.51%        0.52%      0.48%     0.46%     0.59%(i)
Portfolio turnover rate                                    9%          18%        17%       28%       38%
Net assets, end of period (000's)                      $4,108      $   900    $   654    $  720    $  104

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.

 REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY NEW YORK TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty New York Tax-Exempt Fund (the "Fund") (a series of Liberty Funds Trust V) at January 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2002

 UNAUDITED INFORMATION

RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS

On September 26, 2001, a Special Meeting of Shareholders of Liberty New York Tax-Exempt Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 12,626,446 shares outstanding. The votes cast were as follows:

PROPOSAL 1: TO APPROVE A NEW INVESTMENT                            % OF OUTSTANDING    % OF SHARES
ADVISORY AGREEMENT:                                    SHARES           SHARES            VOTED
---------------------------------------               ---------    ----------------    -----------
For                                                   8,802,965         69.72%            96.32%
Against                                                 139,963          1.11%             1.53%
Abstain                                                 196,753          1.56%             2.15%

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

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

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

                      This page left intentionally blank.

--------------------------------------------------------------------------------
TRUSTEES
--------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-426-3750.

                                                                                                         Number of
                               Position  Year first                                                    portfolios in
                                  with   elected or                                                    fund complex      Other
                                Liberty  appointed                                                        overseen   directorships
Name, address and age            Funds   to office   Principal occupation(s) during past five years      by trustee      held

DISINTERESTED TRUSTEES

Douglas A. Hacker (age 46)      Trustee    2000      President of UAL Loyalty Services and Executive        103          None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto.

Janet Langford Kelly (age 44)   Trustee    2000      Executive Vice President Corporate Development         103          None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee Corporation
                                                     (branded, packaged, consumer-products manufacturer)
                                                     prior thereto.

Richard W. Lowry (age 65)       Trustee    1995      Private Investor since August 1987 (formerly           105          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer)).


Salvatore Macera (age 70)       Trustee    1998      Private Investor since 1981 (formerly Executive        103          None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981).
Boston, MA 02111

Charles R. Nelson (age 59)      Trustee    2000      Van Voorhis Professor, Department of Economics,        103          None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters.
Boston, MA 02111

John J. Neuhauser (age 58)      Trustee    1985      Academic Vice President and Dean of Faculties          105     Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                     (athletic
One Financial Center                                 Dean, Boston College School of Management                        footwear),
Boston, MA 02111                                     from September 1977 to September 1999).                       SkillSoft Corp.
                                                                                                                    (e-learning).

Thomas E. Stitzel (age 65)      Trustee    1998      Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst.

Thomas C. Theobald (age 64)     Trustee    2000      Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the                    and services),
Boston, MA 02111                                     Board of Directors, Continental Bank                             Anixter
                                                     Corporation).                                                 International
                                                                                                                  (network support
                                                                                                                      equipment
                                                                                                                 distributor), Jones
                                                                                                                  Lang LaSalle (real
                                                                                                                  estate management
                                                                                                                 services) and MONY
                                                                                                                      Group (life
                                                                                                                      insurance).

--------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                      Number of
                              Position  Year first                                                  portfolios in
                                with   elected or                                                   fund complex         Other
                              Liberty  appointed                                                      overseen      directorships
Name, address and age          Funds   to office  Principal occupation(s) during past five years      by trustee         held

DISINTERESTED TRUSTEES

Anne-Lee Verville (age 56)    Trustee    1998     Author and speaker on educational systems needs        103      Chairman of the
c/o Liberty Funds Group LLC                       (formerly General Manager, Global Education                    Board of Directors,
One Financial Center                              Industry from 1994 to 1997, and President,                      Enesco Group, Inc.
Boston, MA 02111                                  Applications Solutions Division from 1991 to                   (designer, importer
                                                  1994, IBM Corporation (global education and                    and distributor of
                                                  global applications)).                                             giftware and
                                                                                                                     collectibles).

INTERESTED TRUSTEES

William E. Mayer* (age 61)    Trustee    1994     Managing Partner, Park Avenue Equity Partners          105       Lee Enterprises
c/o Liberty Group LLC                             (private equity fund) since February 1999                       (print and online
One Financial Center                              (formerly Founding Partner, Development Capital               media), WR Hambrecht
Boston, MA 02111                                  LLC from November 1996 to February 1999;                         + Co. (financial
                                                  Dean and Professor, College of Business and                     service provider),
                                                  Management, University of Maryland from                       First Health (health
                                                  October 1992 to November 1996).                                 care) and Systech
                                                                                                                    Retail Systems
                                                                                                                   (retail industry
                                                                                                               technology provider).

Joseph R. Palombo* (age 48)   Trustee    2000     Chief Operating Officer of Columbia                    103            None
One Financial Center            and               Management Group, Inc. (Columbia Management
Boston, MA 02111             Chairman             Group) since November 2001; formerly Chief
                              of the              Operations Officer of Mutual Funds, Liberty
                               Board              Financial Companies, Inc. from August 2000 to
                                                  November 2001; Executive Vice President of Stein
                                                  Roe & Farnham Incorporated (Stein Roe) since
                                                  April 1999; Executive Vice President and
                                                  Director of the Advisor since April 1999; Executive
                                                  Vice President and Chief Administrative Officer of
                                                  Liberty Funds Group LLC (LFG) since April 1999;
                                                  Director of Stein Roe since September 2000; Trustee
                                                  and Chairman of the Board of Stein Roe Mutual
                                                  Funds since October 2000; Manager of Stein Roe
                                                  Floating Rate Limited Liability Company since
                                                  October 2000 (formerly Vice President of Liberty
                                                  Funds from April 1999 to August 2000; Chief
                                                  Operating Officer and Chief Compliance Officer,
                                                  Putnam Mutual Funds from December 1993 to March
                                                  1999).


* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ["1940 Act"]) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

--------------------------------------------------------------------------------
OFFICERS AND TRANSFER AGENT
--------------------------------------------------------------------------------


                                                 Year first
                                                 elected or
                                Position with     appointed
Name, address and age           Liberty Funds     to office       Principal occupation(s) during past five years

OFFICERS

Keith T. Banks (age 46)            President        2001          President of Liberty Funds since November 2001; Chief Investment
Columbia Management Group, Inc.                                   Officer and Chief Executive Officer of Columbia Management Group
590 Madison Avenue, 36th Floor                                    since 2000 (formerly Managing Director and Head of U.S. Equity,
Mail Stop NY EH 30636A                                            J.P. Morgan Investment Management from November 1996 to August
New York, NY 10022                                                2000).

Vicki L. Benjamin (age 40)           Chief          2001          Chief Accounting Officer of Liberty Funds and Liberty All-Star
One Financial Center              Accounting                      Funds since June 2001; Vice President of LFG since April 2001
Boston, MA 02111                    Officer                       (formerly Vice President, Corporate Audit, State Street Bank and
                                                                  Trust Company from May 1998 to April 2001; Audit Manager
                                                                  from July 1994 to June 1997; Senior Audit Manager from July
                                                                  1997 to May 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (age 37)      Treasurer        2000          Treasurer of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                              December 2000 (formerly Controller of Liberty Funds and of
Boston, MA 02111                                                  Liberty All-Star Funds from February 1998 to October 2000);
                                                                  Treasurer of Stein Roe Funds since February 2001 (formerly
                                                                  Controller from May 2000 to February 2001); Senior Vice
                                                                  President of LFG since January 2001 (formerly Vice President from April 2000 to January 2001; Vice President of the
                                                                  Advisor from February 1998 to October 2000; Senior Tax
                                                                  Manager, Coopers & Lybrand, LLP from April 1996 to January
                                                                  1998).

Michelle G. Azrialy (age 32)        Controller      2001          Controller of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                              May 2001; Vice President of LFG since March 2001 (formerly
Boston, MA 02111                                                  Assistant Vice President of Fund Administration from September
                                                                  2000 to February 2001; Compliance Manager of Fund
                                                                  Administration from September 1999 to August 2000) (formerly
                                                                  Assistant Treasurer, Chase Global Fund Services - Boston
                                                                  from August 1996 to September 1999).

Jean S. Loewenberg (age 56)          Secretary      2002          Secretary of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                              February 2002; Senior Vice President and Group Senior Counsel,
Boston, MA 02111                                                  Fleet National Bank since November 1996.




IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Annual Report:
Liberty New York Tax-Exempt Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty New York Tax-Exempt Fund                             ---------------
                                                                PRSRT STD
Annual Report, January 31, 2002                               U.S. Postage
                                                                  PAID
                                                              Holliston, MA
[LOGO] LIBERTY FUNDS                                          Permit NO. 20
       A Member of Columbia Management Group                 ---------------

       (C) 2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621




                                                 774-02/7361-0102 (03/02) 02/396